Borrowings - Summary of Short Term Debentures (Detail) ¥ in Billions	12 Months Ended
Dec. 31, 2020 CNY (¥)
2020 22nd Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Jun. 04, 2020
Maturity date	2021/03/01
Principal	¥ 2.0
Interest rate	1.45%
2020 25th Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Jul. 15, 2020
Maturity date	2021/01/11
Principal	¥ 3.0
Interest rate	1.60%
2020 26th Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Jul. 20, 2020
Maturity date	2021/01/15
Principal	¥ 3.0
Interest rate	1.65%
2020 27th Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Aug. 04, 2020
Maturity date	2021/01/29
Principal	¥ 3.0
Interest rate	1.60%
2020 28th Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Aug. 10, 2020
Maturity date	2021/02/05
Principal	¥ 2.5
Interest rate	1.70%
2020 30th Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Oct. 27, 2020
Maturity date	2021/01/26
Principal	¥ 3.0
Interest rate	1.98%
2020 31st Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Oct. 28, 2020
Maturity date	2021/01/27
Principal	¥ 3.0
Interest rate	2.00%
2020 32nd Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Nov. 18, 2020
Maturity date	2021/01/19
Principal	¥ 5.0
Interest rate	1.80%
2020 33rd Short-term debentures [Member]
Disclosure of Detailed Information Short Term Debentures [Line Items]
Issue date	Dec. 01, 2020
Maturity date	2021/06/01
Principal	¥ 2.0
Interest rate	2.40%